Forward Warrant Agreement - Additional Information (Detail) - USD ($)	9 Months Ended
	Oct. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Exercise price of warrants		$ 11.50	$ 11.50
Rigetti Holdings [Member] | Rigetti [Member] | Forward Warrant Agreement [Member]
Class of Warrant or Right [Line Items]
Proceeds from issuance of warrants	$ 10,000,000
Stock issued during period number of warrants issued	1,000,000
Exercise price of warrants	$ 0.0001
Derivative liabilities	$ 400,000
Rigetti Holdings [Member] | Rigetti [Member] | Forward Warrant Agreement [Member] | Share-based Payment Arrangement, Tranche One [Member]
Class of Warrant or Right [Line Items]
Business combination consideration to be paid	$ 5,000,000
Share based compensation arrangement share based payment award options vested and exercisable	500,000
Rigetti Holdings [Member] | Rigetti [Member] | Forward Warrant Agreement [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Class of Warrant or Right [Line Items]
Business combination consideration to be paid	$ 5,000,000
Share based compensation arrangement share based payment award options vested and exercisable	500,000